Interim condensed consolidated statements of comprehensive income (Unaudited)	6 Months Ended
	Jun. 30, 2024 MYR (RM) RM / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 MYR (RM) RM / shares	Jun. 30, 2023 USD ($) $ / shares
Profit or loss [abstract]
Revenue	RM 61,483,330	$ 13,033,862	RM 44,463,195	$ 9,525,310
Revenue – related party	3,268,262	692,839
Total revenue	64,751,592	13,726,701	44,463,195	9,525,310
Other income	491,401	104,172	1,054,906	225,992
Cost of services	(3,981,563)	(844,052)	(6,049,234)	(1,295,922)
Depreciation	(510,568)	(108,235)	(274,425)	(58,790)
Directors’ fees	(10,672,584)	(2,262,483)	(5,435,664)	(1,164,477)
Employee benefits expenses	(7,705,426)	(1,633,475)	(7,770,225)	(1,664,608)
Impairment allowance on trade receivables	(368,459)	(78,110)
Rental expenses	(269,160)	(57,059)	(149,951)	(32,124)
Legal and professional fees	(3,531,157)	(748,571)	(1,473,823)	(315,736)
Finance cost	(28,786)	(6,102)	(15,875)	(3,401)
Other operating expenses	(11,935,191)	(2,530,143)	(3,668,557)	(785,912)
Profit before income tax	26,240,099	5,562,643	20,680,347	4,430,332
Income tax expense	(826,402)	(175,189)	(626,143)	(134,138)
Profit for the period	25,413,697	5,387,454	20,054,204	4,296,194
Other comprehensive income/(loss):
Currency translation arising from consolidation			1,272,834	272,678
Fair value adjustment on financial assets measured at fair value through other comprehensive income	(5,536,577)	(1,173,700)
Transfer upon disposal of equity instruments	(7,018,825)	(1,487,922)
Total comprehensive income for the period	12,858,295	2,725,832	21,327,038	4,568,872
Profit attributable to:
Equity owners of the Company	27,909,404	5,916,519	21,203,387	4,542,382
Non-controlling interests	(2,495,707)	(529,065)	(1,149,183)	(246,188)
Total	25,413,697	5,387,454	20,054,204	4,296,194
Total comprehensive income attributable to:
Equity owners of the Company	15,354,002	3,254,897	22,476,221	4,815,060
Non-controlling interests	(2,495,707)	(529,065)	(1,149,183)	(246,188)
Total	RM 12,858,295	$ 2,725,832	RM 21,327,038	$ 4,568,872
Earnings per share - Basic | (per share)	RM 0.36	$ 0.08	RM 0.55	$ 0.12